Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	21 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	33 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	45 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended	123 Months Ended
	Nov. 22, 2022	Jun. 30, 2022	Feb. 25, 2021	Jan. 21, 2020	Mar. 31, 2016	Dec. 30, 2015	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2016	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2017	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2018	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
C000244722
Account Value [Line Items]
Line Graph and Table Measure Name												Absolute Capital Opportunities Fund - Institutional Shares
Accumulated Value						$ 25,000			$ 25,525							$ 27,425						$ 31,300						$ 30,743						$ 31,812				$ 33,534			$ 31,831		$ 30,096		$ 33,398		$ 33,726		$ 32,197
C000244726
Account Value [Line Items]
Line Graph and Table Measure Name												Absolute CEF Opportunities - Institutional Shares
Accumulated Value					$ 25,000								$ 24,149						$ 23,074						$ 22,330						$ 23,121				$ 21,741				$ 20,011			$ 19,813		$ 18,700		$ 17,660		$ 19,281
C000244724
Account Value [Line Items]
Line Graph and Table Measure Name												Absolute Convertible Arbitrage Fund - Institutional Shares
Accumulated Value					25,000								28,383						30,071						31,259						31,628				35,776				36,180			36,651		38,934		41,806		45,094
C000244723
Account Value [Line Items]
Line Graph and Table Measure Name												Absolute Convertible Arbitrage Fund - Investor Shares
Accumulated Value			$ 10,000				$ 9,947							$ 10,033						$ 10,135						$ 10,746						$ 11,512				$ 12,378
C000244725
Account Value [Line Items]
Line Graph and Table Measure Name												Absolute Flexible Fund - Institutional Shares
Accumulated Value		$ 25,000									$ 26,342							$ 27,965						$ 29,877						$ 33,557
C000215804
Account Value [Line Items]
Line Graph and Table Measure Name												Absolute Select Value ETF
Accumulated Value				$ 10,000				$ 8,056							$ 10,555						$ 12,102						$ 11,469						$ 12,777				$ 14,539			$ 16,321
C000239618
Account Value [Line Items]
Line Graph and Table Measure Name												Dean Equity Income Fund
Accumulated Value	$ 10,000									$ 9,734							$ 10,555						$ 11,640						$ 12,688
C000044154
Account Value [Line Items]
Line Graph and Table Measure Name												Dean Mid Cap Value Fund
Accumulated Value					10,000								11,765						12,681						13,074						10,193				16,283				18,109			18,019		21,619		23,499		26,807
C000044155
Account Value [Line Items]
Line Graph and Table Measure Name												Dean Small Cap Value Fund
Accumulated Value					10,000								12,367						12,563						12,554						8,519				15,873				17,139			17,976		17,876		17,472		20,504
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						25,000			25,099							29,409						33,523						36,707						34,146				53,387			61,740		56,968		73,991		80,097		94,357
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					25,000								29,293						33,392						36,563						34,011				53,177				61,497			56,745		73,701		79,782		93,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value					25,000								25,110						25,412						26,551						28,923				29,128				27,919			26,583		27,035		28,354		29,587
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,958							9,544						9,088						9,242						9,693				10,115
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value		25,000									24,976							25,401						26,640						27,798
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000				7,256							11,325						12,647						11,899						14,310				15,338			17,771
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000									10,325							13,409						14,458						17,023
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,807						13,438						14,616						13,282				21,587				24,161			22,088		28,558		30,620		36,157
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,807						13,438						14,616						13,282				21,587				24,161			22,088		28,558		30,620		36,157
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Equity Hedge Index
Accumulated Value						$ 25,000			$ 24,223							$ 25,654						$ 27,795						$ 26,367						$ 23,879				$ 29,582			$ 32,221		$ 31,537		$ 34,582		$ 36,142		$ 39,104
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value					25,000								25,110						25,412						26,551						28,923				29,128				27,919			26,583		27,035		28,354		29,587
HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Global Hedge Fund Index
Accumulated Value					25,000								26,548						27,399						26,491						26,124				30,343				30,631			29,681		31,372		32,385		34,317
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index
Accumulated Value					25,000								28,692						32,591						33,899						30,377				46,791				51,526			47,908		59,936		64,155		76,279
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					25,000								29,293						33,392						36,563						34,011				53,177				61,497			56,745		73,701		79,782		93,986
HFRX Fixed Income Convertible Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Fixed Income Convertible Arbitrage Index
Accumulated Value					25,000								27,397						28,687						28,646						28,197				35,371				34,372			32,347		35,127		37,182		41,073
HFRX Fixed Income Convertible Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Fixed Income Convertible Arbitrage Index
Accumulated Value			10,000				9,930							9,649						9,081						9,861						10,438				11,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 10,390							$ 12,015						$ 11,087						$ 14,399						$ 15,588				$ 18,363
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 25,000									$ 27,495							$ 35,711						$ 38,657						$ 45,540
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000				$ 7,816							$ 12,220						$ 14,132						$ 13,040						$ 16,936				$ 18,334			$ 21,598
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000									$ 9,838							$ 11,831						$ 12,681						$ 14,693
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,703						13,130						13,980						11,421				19,831				21,203			19,341		23,663		24,277		28,156
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000								11,982						12,761						13,130						9,961				17,309				19,291			17,513		21,085		21,564		25,364
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,622						14,110						14,399						10,945				21,326				20,092			17,760		21,260		20,409		25,659
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					$ 10,000								$ 12,937						$ 13,600						$ 13,624						$ 9,585				$ 18,888				$ 19,515			$ 16,987		$ 20,172		$ 19,542		$ 25,032